RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 042 - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 5,372,290,782	$ 5,053,619,239	$ 4,537,102,712
Less: certain deemed distributions of participant loans	(2,006,687)	(1,902,004)
Net assets available for benefits per the Form 5500	$ 5,370,284,095	$ 5,051,717,235